Investments in subsidiary undertakings, joint ventures and associates - Issued capital of subsidiaries (Details)	Dec. 31, 2022 £ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 Rp / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 RM / shares shares	Dec. 31, 2021 £ / shares
Investments in subsidiaries, joint ventures, associates and significant holdings
Par value per share | £ / shares	£ 0.05					£ 0.05
Prudential Assurance Company Singapore (Pte) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Par value per share | $ / shares		$ 1
Prudential Assurance Company Singapore (Pte) Limited | Ordinary shares
Investments in subsidiaries, joint ventures, associates and significant holdings
Issued and fully paid up share	526,557,000	526,557,000	526,557,000	526,557,000	526,557,000
PT. Prudential Life Assurance
Investments in subsidiaries, joint ventures, associates and significant holdings
Par value per share | Rp / shares			Rp 1,000,000
PT. Prudential Life Assurance | Ordinary shares
Investments in subsidiaries, joint ventures, associates and significant holdings
Issued and fully paid up share	105,500	105,500	105,500	105,500	105,500
PT. Prudential Life Assurance | Preference shares
Investments in subsidiaries, joint ventures, associates and significant holdings
Issued and fully paid up share	6,000	6,000	6,000	6,000	6,000
Prudential Hong Kong Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Par value per share | $ / shares				$ 1
Prudential Hong Kong Limited | Ordinary shares
Investments in subsidiaries, joint ventures, associates and significant holdings
Issued and fully paid up share	3,641,479,873	3,641,479,873	3,641,479,873	3,641,479,873	3,641,479,873
Prudential Assurance Malaysia Berhad
Investments in subsidiaries, joint ventures, associates and significant holdings
Par value per share | RM / shares					RM 1
Prudential Assurance Malaysia Berhad | Ordinary shares
Investments in subsidiaries, joint ventures, associates and significant holdings
Issued and fully paid up share	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000